UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-8215

Name of Fund:  MuniHoldings Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
     Officer, MuniHoldings Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 07/31/05

Date of reporting period: 02/01/05 - 04/30/05

Item 1 - Schedule of Investments


MuniHoldings Fund II, Inc.

Schedule of Investments as of April 30, 2005                                                                       (in Thousands)
                              Face
State                       Amount   Municipal Bonds                                                                      Value
Alabama - 2.2%          $   3,450    Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                     5% due 1/01/2024                                                                   $   3,595

Arizona - 5.1%              1,000    Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                                     Series A, 6.625% due 7/01/2020                                                         1,115
                            1,500    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                     Schools Project 1), Series A, 6.50% due 7/01/2012                                      1,520
                            2,800    Phoenix, Arizona, IDA, Airport Facility Revenue Refunding Bonds (America
                                     West Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                  2,100
                            1,000    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                     Project), Series C, 6.75% due 7/01/2031                                                1,043
                                     Pima County, Arizona, IDA, M/F Housing Revenue Bonds (Columbus Village),
                                     Series A (f):
                              585         6% due 10/20/2031                                                                   588
                              770         6.05% due 10/20/2041                                                                774
                            1,210    Show Low, Arizona, Improvement District No. 5, Special Assessment Bonds,
                                     6.375% due 1/01/2015                                                                   1,265

Arkansas - 2.8%                      University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                                     Series B (d):
                            1,000         5% due 11/01/2022                                                                 1,072
                            3,475         5% due 11/01/2034                                                                 3,649

California - 29.2%          2,000    Benicia, California, Unified School District, GO, Refunding, Series A,
                                     5.615%** due 8/01/2020 (b)                                                               988
                            2,565    California Pollution Control Financing Authority, PCR, Refunding, DRIVERS,
                                     AMT, Series 878Z, 7.113% due 12/01/2009 (e)                                            2,998
                                     California State Department of Water Resources, Power Supply Revenue Bonds,
                                     Series A:
                            5,000         5.25% due 5/01/2020                                                               5,404
                              250         5.375% due 5/01/2022                                                                272
                            2,250    California State, GO, Refunding, 5.375% due 10/01/2027                                 2,436
                            5,200    California State Public Works Board, Lease Revenue Bonds (Department of
                                     Corrections), Series C, 5.25% due 6/01/2028                                            5,509


Portfolio Abbreviations


To simplify the listings of MuniHoldings Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.


AMT        Alternative Minimum Tax (subject to)
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
VRDN       Variable Rate Demand Notes


MuniHoldings Fund II, Inc.

Schedule of Investments as of April 30, 2005 (concluded)                                                           (in Thousands)
                              Face
State                       Amount   Municipal Bonds                                                                      Value
California                           Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
(concluded)                          Revenue Bonds:
                        $     870         Series A-3, 7.875% due 6/01/2042                                              $   1,008
                            2,000         Series B, 5.75% due 6/01/2021                                                     2,138
                            1,330         Series B, 5.625% due 6/01/2033                                                    1,444
                            6,030    Los Angeles, California, Unified School District, GO, Series A, 5% due
                                     1/01/2028 (d)                                                                          6,335
                            1,750    Poway, California, Unified School District, Special Tax (Community Facilities
                                     District Number 6 Area), Series A, 6.125% due 9/01/2033                                1,844
                                     Sacramento County, California, Sanitation District Financing Authority, Revenue
                                     Refunding Bonds (e):
                            1,000         RIB, Series 366, 8.462% due 12/01/2027                                            1,056
                            2,500         Trust Receipts, Class R, Series A, 8.664% due 12/01/2019                          2,643
                            5,400    San Diego, California, Unified Port District, Revenue Refunding Bonds, AMT,
                                     Series A, 5.25% due 9/01/2019 (d)                                                      5,838
                                     San Marino, California, Unified School District, GO, Series A (d):
                            1,820         5.50%** due 7/01/2017                                                             1,065
                            1,945         5.55%** due 7/01/2018                                                             1,077
                            2,070         5.60%** due 7/01/2019                                                             1,084
                            5,000    Tracy, California, Area Public Facilities Financing Agency, Special Tax
                                     Refunding Bonds (Community Facilities District Number 87-1), Series H, 5.875%
                                     due 10/01/2019 (d)                                                                     5,309

Colorado - 1.2%             1,890    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                     Series A, 7.10% due 9/01/2014                                                          2,043

Connecticut - 1.1%          1,715    Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park
                                     Retirement Community Project), 7.25% due 4/01/2035                                     1,772

Florida - 5.6%              1,700    Ballantrae, Florida, Community Development District, Capital Improvement Revenue
                                     Bonds, 6% due 5/01/2035                                                                1,732
                            1,000    Broward County, Florida, Airport Exempt Facility Revenue Bonds (Learjet Inc.
                                     Project), AMT, 7.50% due 11/01/2020                                                    1,134
                            2,450    Midtown Miami, Florida, Community Development District, Special Assessment
                                     Revenue Bonds, Series A, 6.25% due 5/01/2037                                           2,548
                            2,400    Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                     (Orlando Regional Healthcare), 6% due 12/01/2028                                       2,613
                            1,275    Preserve at Wilderness Lake, Florida, Community Development District, Capital
                                     Improvement Bonds, Series A, 5.90% due 5/01/2034                                       1,290

Georgia - 2.5%              1,250    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                     12/01/2024                                                                             1,363
                            1,315    Brunswick & Glynn County, Georgia, Development Authority, First Mortgage
                                     Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                     7.25% due 1/01/2035                                                                    1,385
                            1,250    Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                     (Georgia College and State University Foundation), 5.50% due 9/01/2024                 1,322

Idaho - 1.2%                2,000    Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal
                                     Revenue Bonds (FMC Corporation Project), AMT, 6.45% due 8/01/2032                      2,056

Illinois - 2.4%             1,000    Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                                     Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                   905
                            1,000    Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due
                                     12/01/2032                                                                             1,038
                            2,000    Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2, 5.25% due
                                     8/01/2022                                                                              2,069

Louisiana - 0.8%            1,310    Louisiana Public Facilities Authority, Mortgage Revenue Refunding Bonds (Baton
                                     Rouge General Medical Center Project), 5.25% due 7/01/2033 (d)(m)                      1,392

Maine - 2.2%                3,455    Maine State Housing Authority, Mortgage Purchase Revenue Refunding Bonds,
                                     Series B, 5.30% due 11/15/2023                                                         3,624

Maryland - 2.5%             1,250    Maryland State Economic Development Corporation, Student Housing Revenue Bonds
                                     (University of Maryland College Park Project), 6.50% due 6/01/2027                     1,374
                            1,050    Maryland State Energy Financing Administration, Limited Obligation Revenue
                                     Bonds (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                         1,073
                            1,600    Maryland State Health and Higher Educational Facilities Authority Revenue
                                     Bonds (Calvert Health System), 5.50% due 7/01/2036                                     1,677

Massachusetts - 3.3%                 Massachusetts State Development Finance Agency Revenue Bonds (Neville Communities
                                     Home), Series A (f):
                              600         5.75% due 6/20/2022                                                                 676
                            1,500         6% due 6/20/2044                                                                  1,667
                            1,000    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                     (Eastern Nazarene College), 5.625% due 4/01/2029                                         967
                            1,085    Massachusetts State, GO (Consolidated Loan of 2005), Series A, 5% due
                                     3/01/2023 (c)                                                                          1,160
                            1,000    Massachusetts State, HFA, Housing Revenue Bonds (Rental Mortgage), AMT,
                                     Series C, 5.625% due 7/01/2040 (a)                                                     1,040

Michigan - 2.6%               200    Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series A,
                                     3.05% due 7/01/2033 (c)(j)                                                               200
                            1,100    Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                     Medical Center), Series A, 6% due 7/01/2020 (k)                                        1,201
                            2,500    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds,
                                     DRIVERS, AMT, Series 857Z, 7.712% due 3/01/2010 (e)(i)                                 2,842

Minnesota - 4.6%            1,680    Minneapolis, Minnesota, Community Development Agency, Supported Development
                                     Revenue Refunding Bonds (Common Bond), Series G-3, 5.35% due 12/01/2021                1,785
                                     Rockford, Minnesota, Independent School District Number 883, GO (c):
                            2,870         5.60% due 2/01/2019                                                               3,145
                            2,390         5.60% due 2/01/2020                                                               2,605

Mississippi - 1.8%                   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                     Energy Resources Inc. Project):
                            2,500         5.875% due 4/01/2022                                                              2,531
                              500         5.90% due 5/01/2022                                                                 507

Missouri - 2.1%                      Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                     (Gravois Bluffs):
                              395         6.75% due 10/01/2015                                                                398
                            1,000         7% due 10/01/2021                                                                 1,080
                            1,000    Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
                                     (Bishop Spencer Place), Series A, 6.50% due 1/01/2035                                  1,019
                            1,000    Missouri State Development Finance Board, Infrastructure Facilities Revenue
                                     Refunding Bonds (Branson), Series A, 5.50% due 12/01/2032                              1,049

New Jersey - 9.6%                    New Jersey EDA, Cigarette Tax Revenue Bonds:
                            4,050         5.75% due 6/15/2029                                                               4,341
                            1,890         5.50% due 6/15/2031                                                               1,974
                                     New Jersey EDA, Retirement Community Revenue Bonds , Series A:
                            1,000         (Cedar Crest Village Inc. Facility), 7.25% due 11/15/2031                         1,063
                            2,000         (Seabrook Village Inc.), 8.125% due 11/15/2023                                    2,224
                            2,000    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                     Project), AMT, 6.625% due 9/15/2012                                                    1,843
                            2,375    New Jersey Health Care Facilities Financing Authority Revenue Bonds (South
                                     Jersey Hospital), 6% due 7/01/2026                                                     2,542
                            1,725    Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7% due
                                     6/01/2041                                                                              1,864

New Mexico - 2.3%           3,675    Farmington, New Mexico, PCR, Refunding (Public Service Company-San Juan Project),
                                     Series A, 5.80% due 4/01/2022                                                          3,813

New York - 10.4%            1,000    Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds
                                     (Saint Francis Hospital), Series A, 7.50% due 3/01/2029                                1,035
                              415    New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C,
                                     6.80% due 6/01/2028                                                                      430
                              825    New York City, New York, City IDA, Special Facility Revenue Bonds (British
                                     Airways PLC Project), AMT, 7.625% due 12/01/2032                                         865
                                     New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A (a):
                            2,635         5.25% due 10/15/2027                                                              2,881
                            2,000         5% due 10/15/2029                                                                 2,121
                            2,030    New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                     Program), Series D, 5.25% due 10/01/2023 (d)                                           2,209
                                     New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental
                                     Health Facilities), Series B (d):
                              865         5.75% due 2/15/2010 (h)                                                             970
                               85         5.75% due 2/15/2020                                                                  93
                               55    Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                     Facilities Pooled Program), Series D-1, 5.50% due 7/01/2007                               56
                                     Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                            1,100         Series A-1, 5.50% due 6/01/2015                                                   1,204
                            2,400         Series A-1, 5.50% due 6/01/2018                                                   2,667
                            1,100         Series C-1, 5.50% due 6/01/2022                                                   1,200
                            1,575    Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
                                     Revenue Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                1,599

North Carolina - 2.0%       2,000    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                                     Series D, 6.75% due 1/01/2026                                                          2,234
                            1,000    North Carolina Medical Care Commission, Health Care Housing Revenue Bonds
                                     (The ARC of North Carolina Projects), Series A, 5.80% due 10/01/2034                   1,012

Ohio - 6.0%                10,000    Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                                     (Dayton Power & Light Company), Series B, 6.40% due 8/15/2027 (d)                     10,027

Oklahoma - 0.6%             1,075    Tulsa, Oklahoma, Municipal Airport Trust Revenue Refunding Bonds (AMR Corporation),
                                     AMT, Series A, 5.375% due 12/01/2035                                                   1,044

Pennsylvania - 4.0%         2,750    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                     Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                   2,960
                              540    Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                     due 12/01/2017                                                                           552
                            2,630    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                     Healthcare System), Series B, 7.125% due 12/01/2031                                    3,107

Rhode Island - 1.5%         2,190    Rhode Island State Health and Educational Building Corporation, Hospital
                                     Financing Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2032               2,422

South Carolina - 2.8%       2,080    Medical University Hospital Authority, South Carolina, Hospital Facilities
                                     Revenue Refunding Bonds, Series A, 6.375% due 8/15/2012 (h)                            2,479
                            2,000    South Carolina Jobs, EDA, Economic Development Revenue Bonds (Westminster
                                     Presbyterian Center), 7.75% due 11/15/2030                                             2,123

Tennessee - 3.9%            2,200    Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds,
                                     Series B, 7.375% due 8/01/2017                                                         2,271
                                     Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                     Hospital Revenue Refunding Bonds (Methodist Healthcare):
                            2,170         6.50% due 9/01/2012 (h)                                                           2,598
                            1,280         6.50% due 9/01/2026 (l)                                                           1,522

Texas - 11.3%               2,665    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                     First Tier, Series A, 6.70% due 1/01/2028                                              2,852
                                     Brazos River Authority, Texas, PCR, Refunding:
                            1,000         (TXU Energy Company LLC Project), Series B, 4.75% due 5/01/2029                   1,026
                              750         (TXU Energy Company LLC Project), AMT, Series C, 6.75% due 10/01/2038               822
                            2,875    Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                     Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                     due 5/15/2033                                                                          3,201
                            1,365    Dallas-Fort Worth, Texas, International Airport Facility, Improvement Corporation
                                     Revenue Bonds (Learjet Inc.), AMT, Series 2001-A-1, 6.15% due 1/01/2016                1,371
                            1,000    Dallas-Fort Worth, Texas, International Airport Facility, Improvement Corporation
                                     Revenue Refunding Bonds (American Airlines), AMT, Series B, 6.05% due 5/01/2029          989
                            1,300    Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                                     Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034     1,396
                            2,965    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                     (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                      3,271
                            1,100    Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                     Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25%
                                     due 11/01/2031                                                                         1,181
                            2,495    Red River Authority, Texas, PCR, Refunding (Celanese Project), Series A, 6.45%
                                     due 11/01/2030                                                                         2,633

Vermont - 0.6%              1,000    Vermont Educational and Health Buildings, Financing Agency Revenue Bonds
                                     (Developmental and Mental Health), Series A, 6.50% due 6/15/2032                       1,043

Virginia - 16.0%              425    Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                                     Series A, 5.875% due 6/01/2017                                                           464
                              575    Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and
                                     Power Company), Series B, 5.875% due 6/01/2017                                           627
                           10,000    Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                     Series A, 6.10% due 2/01/2011 (a)                                                     11,267
                                     Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds:
                            4,310         Senior-Series A, 5.50% due 8/15/2028                                              4,216
                           18,400         Senior-Series B, 7.35%** due 8/15/2030                                            4,049
                            1,455    Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series J,
                                     Sub-Series J-1, 5.20% due 7/01/2019 (d)                                                1,470
                            1,095    Virginia State, HDA, Rental Housing Revenue Bonds, AMT, Series B, 5.625%
                                     due 8/01/2011                                                                          1,134
                            3,200    Virginia State, HDA, Revenue Bonds, AMT, Series D, 6% due 4/01/2024                    3,385

Washington - 0.6%           1,050    Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing
                                     Project), 6.125% due 12/01/2032                                                        1,038

Wisconsin - 0.9%            1,360    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                     (Synergyhealth Inc.), 6% due 11/15/2032                                                1,445

Puerto Rico - 2.7%          3,040    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%
                                     due 7/01/2027 (i)                                                                      3,237
                            1,550    Puerto Rico Industrial Medical and Environmental Pollution Control Facilities
                                     Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                     Series A, 6.45% due 12/01/2025                                                         1,163

U.S. Virgin Islands - 1.8%  2,680    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
                                     (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                                      3,039

                                     Total Municipal Bonds (Cost - $233,982) - 150.2%                                     249,115


                            Shares
                              Held   Short-Term Securities
                               12    Merrill Lynch Institutional Tax-Exempt Fund (g)                                           12

                                     Total Short-Term Securities (Cost - $12) - 0.0%                                           12

                                     Total Investments (Cost - $233,994*) - 150.2%                                        249,127
                                                                                                                        ---------
                                     Other Assets Less Liabilities - 2.3%                                                   3,754
                                                                                                                        ---------
                                     Preferred Stock, at Redemption Value - (52.5%)                                      (87,021)
                                                                                                                        ---------
                                     Net Assets Applicable to Common Stock - 100.0%                                     $ 165,860
                                                                                                                        =========

  * The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed for federal income tax purposes, were as follows:

                                                             (in Thousands)

    Aggregate cost                                           $      233,994
                                                             ==============
    Gross unrealized appreciation                            $       16,108
    Gross unrealized depreciation                                     (975)
                                                             --------------
    Net unrealized appreciation                              $       15,133
                                                             ==============

 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(f) GNMA Collateralized.

(g) Investments in companies considered to be an affiliate of the Fund
    (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                             (in Thousands)

                                                     Net         Dividend
    Affiliate                                      Activity       Income

    Merrill Lynch Institutional Tax-Exempt Fund       -             $4

(h) Prerefunded.

(i) XL Capital Insured.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.
    The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) ACA Insured.

(l) Escrowed to maturity.

(m) FHA Insured.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Fund II, Inc.


Date: June 20, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Fund II, Inc.


Date: June 20, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       MuniHoldings Fund II, Inc.


Date: June 20, 2005